UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust

(Exact name of registrant as specified in charter)

145 East 57th Street, 10th Floor, New York, New York 10022

(Address of principal executive offices)          (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 72.49%				Retail - 34.88%
				a	Canadian Tire Corporation,
Building Materials - 2.74%					Limited	7,000	$ 544,160
*	USG Corporation	15,200	$ 630,952		Celebrate Express, Inc.	88,668	827,272
					CKE Restaurants, Inc.	3,000	51,870
Commercial Services - 0.14%					Costco Wholesale Corporation	44,088	2,636,463
*	Premier Exhibitions Inc.	2,000	33,120		Foot Locker, Inc.	17,618	326,990
					McDonald's Corporation	34,800	1,665,876
Electronics - 0.62%				a	Sears Canada Inc.	17,000	478,065
*	Tyco Electronics Ltd.	4,000	143,280	*	Sears Holdings Corporation	7,500	1,025,925
					Target Corporation	73	4,422
Food - 1.46%					Wal-Mart Stores, Inc.	8,400	385,980
*	American Italian Pasta Company	27,000	220,050		Wendy's International, Inc.	2,498	87,505
µ	Cadbury Schweppes plc	2,338	116,269				8,034,528
			336,319	Software - 6.29%
Healthcare - Products - 0.71%					Microsoft Corporation	50,000	1,449,500
* Covidien Limited		4,000	163,800
				Transportation - 0.25%
Holding Company - Diversified - 5.02%				*	Sirva Inc.	40,000	56,800
Resource America, Inc.		77,174	1,156,838
				Total Common Stocks (Cost $16,380,496)			16,701,740
Home Furnishings - 0.09%
Whirlpool Corporation		200	20,422	CALL OPTIONS PURCHASED - 6.31%
				(Note 2)
Insurance - 16.75%				*	Anheuser-Busch Co. Inc., 01/19/2008
* Berkshire Hathaway Inc.		1,071	3,859,884		Strike $35.00	4,100	57,810
				*	Anheuser-Busch Co. Inc., 01/17/2009
Metal Fabricate/Hardware - 2.68%					Strike $50.00	18,000	95,400
Mueller Water Products, Inc.		44,000	617,760	*	Foot Locker, Inc., 01/19/2008
					Strike $20.00	1,500	2,438
Miscellaneous Manufacturing - 0.82%				*	Johnson & Johnson
Tyco International Ltd.		4,000	189,160		Strike $50.00	400	5,380
				*	McDonald's Corp., 01/19/2008
Real Estate Investment Trust - 0.04%					Strike $30.00	2,500	46,250
Winthrop Realty Trust, Inc.		1,408	9,377	*	Microsoft Corp., 01/19/2008
					Strike $25.00	11,600	58,000
				*	Target Corporation, 01/19/2008
					Strike $65.00	139,800	671,040
					Strike $70.00	51,500	149,350
				*	Tyco International, 01/19/2008
					Strike $20.00	32,000	368,000

				Total Call Options Purchased
					(Cost $1,449,357)		1,453,668

							(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2007
		Shares	Market Value (Note 1)

WARRANTS - 0.30%				Summary of Investments by Industry
*	Freedom Acquisition Holdings - CW11				% of Net	Market
	(Cost $29,616)	23,000	$ 69,000	Industry	Assets	Value
				Banks	0.30%	$ 69,000
INVESTMENT COMPANY - 0.51%				Beverages	0.67%	153,210
	Evergreen Institutional Money Market			Building Materials	2.74%	630,952
	(Cost $116,423)	116,423	116,423	Commercial Services	0.14%	33,120
				Electronics	0.62%	143,280
Total Investments (Cost $17,975,892) - 79.61%			$ 18,340,831	Food	1.46%	336,319
Other Assets less Liabilities - 20.39%			4,698,694	Healthcare - Products	0.73%	169,180
				Holding Company - Diversified	5.02%	1,156,838
Net Assets - 100.00%			$ 23,039,525	Home Furnishings	0.09%	20,422
				Insurance	16.75%	3,859,884
*	Non-income producing investment.			Investment Company	0.51%	116,423
µ	American Depositary Receipt.			Metal Fabricate/Hardware	2.68%	617,760
a	Canadian security-represents 4.44% of Net Assets (note 3).			Miscellaneous Manufacturing	2.42%	557,160
				Real Estate Investment Trust	0.04%	9,377
				Retail	38.65%	8,903,606
				Software	6.54%	1,507,500
The following abbreviation is used in this portfolio:				Transportation	0.25%	56,800
				Total	79.61%	$ 18,340,831

plc - Public Limited Company (British).

Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 1,593,741
Aggregate gross unrealized depreciation			(1,228,802)

Net unrealized appreciation			$ 364,939

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2007

Note 2 - Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 3 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2007
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 85.19%				Retail - 22.73%
					Barnes & Noble, Inc.	7,800	$ 261,690
Biotechnology - 5.06%					Costco Wholesale Corporation	7,600	454,480
*	American Oriental			*	Jamba, Inc. †	27,100	217,071
	Bioengineering, Inc. †	62,600	$ 450,720	*	P.F. Chang's China Bistro, Inc. †	18,300	599,142
				*	Sears Holdings Corporation †	3,600	492,444
Commercial Services - 2.18%							2,024,827
	Collectors Universe, Inc.	12,600	194,292	Software - 4.69%
					Microsoft Corporation	14,400	417,456
Diversified Financial Services - 1.78%
	Hennessy Advisors, Inc.	12,650	158,125	Transportation - 6.24%
				Õ	Oesterreichische Post AG	12,700	555,996
Food - 5.57%
	Whole Foods Market, Inc.	13,400	496,336	Total Common Stocks (Cost $7,706,938)			7,587,884

Insurance - 8.71%				LIMITED PURPOSE TRUSTS - 6.01%
	Fidelity National Title Group, Inc.	25,600	534,784	a	AG Growth Income Fund	5,200	133,753
	Stewart Information Services			a	Penn West Energy Trust	12,900	401,061
	Corporation	6,600	240,768
			775,552	Total Limited Purpose Trust (Cost $482,468)			534,814
Internet - 7.03%
*	eBay Inc. †	14,700	476,280	INVESTMENT COMPANY (Closed-ended) - 4.59%
*	Netflix Inc. †	8,700	149,901		First Financial Fund, Inc.
			626,181		(Cost 444,228)	32,700	409,077
Media - 4.40%
*	4Kids Entertainment Inc.†	24,500	392,000	INVESTMENT COMPANIES (Open-ended) - 8.32%

Mining - 5.36%					Evergreen Institutional Money Market
* a	Ivanhoe Mines Ltd. †	13,000	185,900		Fund	311,396	311,396
* a	Kinross Gold Corporation †	16,500	214,170		Merrimac Cash Series Fund	429,747	429,747
*	PAN American Silver
	Corporation †	2,800	77,756	Total Investment Companies (Cost $741,143)			741,143
			477,826
Oil & Gas - 7.43%				Total Investments (Cost $9,374,777) - 104.11%			$ 9,272,918
a	Canadian Natural Resources			Liabilities in Excess of Other Assets - (4.11)%			(365,922)
	Ltd. †	2,600	177,866
*	Southwestern Energy Company †	11,900	483,497	Net Assets - 100.00%			$ 8,906,996
			661,363
Pharmaceuticals - 4.01%
*	PetMed Express, Inc. †	24,500	357,210

							(Continued)
Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2007

*	Non-income producing investment.	Aggregate cost for federal income tax purposes and book purposes is the same. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:
a	Canadian security (note 2).
Õ	Austrian security (note 2).
†	Portion of the security is pledged as collateral for call options written.
		Aggregate gross unrealized appreciation	$ 574,044
		Aggregate gross unrealized depreciation	(651,341)
The following acronym is used in this portfolio:
		Net unrealized appreciation	$ (77,297)
AG - Aktiengesellschaft (Austrian).

Summary of Investments by Industry
	% of Net Assets
Industry		Market Value
Biotechnology	5.06%	$ 450,720
Comercial Services	2.18%	194,292
Diversified Financial Services	1.78%	158,125
Food	5.57%	496,336
Insurance	8.71%	775,552
Internet	7.03%	626,181
Investment Company -
(Closed-ended)	4.59%	409,077
Investment Companies -
(Open-ended)	8.32%	741,143
Limited Purpose Trusts	6.01%	534,814
Media	4.40%	392,000
Mining	5.36%	477,826
Oil & Gas	7.43%	661,363
Pharmaceuticals	4.01%	357,210
Retail	22.73%	2,024,827
Software	4.69%	417,456
Transportation	6.24%	555,996
Total	104.11%	$ 9,272,918

Summary of Investments by Country
	% of Net Assets
Country		Market Value
Austria	6.24%	$ 555,996
Canada	12.49%	1,112,750
United States	85.38%	7,604,172
Total	104.11%	$ 9,272,918

See Notes to Financial Statements

Tilson Dividend Fund

Call Options Written
(Unaudited)

As of July 31, 2007
		Shares Subject to Call	Market Value (Note 1)
Common Stocks, Expiration Date, Exercise Price
(Note 3)
*	4Kids Entertainment Inc.,1/19/2008
	Strike $ 15.00	3,100	$ 7,208
*	American Oriental Bioengineering, Inc., 1/19/2008
	Strike $ 12.50	2,400	1,920
*	Canadian Natural Resources Ltd., 1/19/2008
	Strike $ 75.00	2,000	2,000
*	eBay Inc., 1/19/2008
	Strike $35.00	4,300	1,290
	Strike $37.50	10,400	3,120
*	Ivanhoe Mines Ltd., 12/22/07
	Strike $15.00	6,500	11,375
*	Jamba, Inc., 10/20/2007
	Strike $10.00	8,200	15,785
*	Kinross Gold Corporation, 1/19/08
	Strike $ 12.50	2,800	4,760
*	Netflix Inc., 01/19/2008
	Strike $22.50	1,300	5,395
	Strike $27.50	600	1,260
*	Netflix Inc., 03/22/2008
	Strike $22.50	2,600	3,055
*	PAN American Silver Corporation, 10/20/2007
	Strike $30.00	1,800	4,410
*	PetMed Express, Inc., 9/22/2007
	Strike $12.50	3,000	4,350
*	P.F. Chang's China Bistro, Inc., 1/19/2008
	Strike $40.00	2,300	6,440
*	Sears Holding Corp, 1/19/2008
	Strike $180.00	2,000	2,750
*	Southwestern Energy Company, 1/19/2008
	Strike $50.00	8,400	1,260
	Strike $55.00	15,400	36,190

Total (Premiums Received $137,130)			$ 112,568

See Notes to Financial Statements

Tilson Dividend Fund

Notes to Financial Statements
(Unaudited)

As of July 31, 2007

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation

Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”). For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option. Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time. If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time. An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction). If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)	/s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Whitney R. Tilson

Whitney R. Tilson

Trustee, President, and Principal Executive Officer

Tilson Investment Trust

Date: September 24, 2007

By: (Signature and Title)          /s/ Glenn H. Tongue

                                             Glenn H. Tongue

Vice President, Treasurer, and Principal Financial Officer

Tilson Investment Trust

Date: September 25, 2007